Goodwill	6 Months Ended
Jun. 30, 2018
Goodwill Abstract
Goodwill

On January 1, 2018, the Company acquired all of the issued and outstanding shares of Atlas Pharma Inc. ("Atlas"), a Canadian privately held company. The purchase price for the shares was Eight Hundred Forty Eight Thousand Dollars ($848,000) Canadian ($684,697 US). The book value of the fixed assets acquired was $11,051. The remainder of the purchase price ($673,646) was applied to Goodwill.